UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2004
                                                --------------------------

Check here if Amendment ; Amendment Number:
                                               -----------------
  This Amendment (Check only one.):  [ ]  is a restatement.
                                     [ ]  adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:        Charles E. Mather III
             --------------------------------------------
Address:     3819 The Oak Road
             --------------------------------------------
             Philadelphia, PA 19129
             --------------------------------------------

Form 13F File Number:  28-10247
                       ----------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Mehrdad Mehrespand
Title:        Associate
Phone:        (202) 778-9191

Signature, Place, and Date of Signing:

/s/ Mehrdad Mehrespand as attorney-in-fact    Washington, D.C.     May 12, 2004
-------------------------------------------  -------------------  --------------
               [Signature]                      [City, State]         [Date]


[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

  Form 13F File Number        Name

  28-   04580                 PNC Bank Delaware
  28-   10248                 John C. Bennett Jr.
      -----------------     -------------------------------

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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            2
                                              -----------------------------

Form 13F Information Table Entry Total:       3
                                              -----------------------------

Form 13F Information Table Value Total:       $9,675
                                              -----------------------------
                                                      (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


      No.         Form 13F File Number           Name
      1           28-04580                       PNC Bank Delaware
      2           28-10248                       John C. Bennett Jr.

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                                                   FORM 13-F INFORMATION TABLE

    COLUMN 1         COLUMN 2      COLUMN 3   COLUMN 4          COLUMN 5          COLUMN 6     COLUMN 7          COLUMN 8
---------------- ---------------- ---------- ---------- ----------------------- ------------- ----------- -----------------------
                                                VALUE    SHRS OR     SH/  PUT/   INVESTMENT     OTHER        VOTING AUTHORITY
 NAME OF ISSUER   TITLE OF CLASS    CUSIP     (x$1000)   PRN AMT     PRN  CALL   DISCRETION    MANAGERS   SOLE    SHARED    NONE
---------------- ---------------- ---------- ---------- ----------------------- ------------- ----------- -----------------------
Exxon Mobil Corp    Common         30231G102    $5,551    133,481    SH          Shared-other                               3,732

                                                                                 Shared-other   1                129,749

Merck & Co Inc      Common         589331107    $3,774    85,400     SH          Shared-other                               400

                                                                                 Shared-other   1                85,000

MEDCO Health        Common         58405U102    $350      10,298     SH          Shared-other                               48
Solutions, Inc
                                                                                 Shared-other   1                10,250





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